UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03480

Fidelity Oxford Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2015

Item 1. Reports to Stockholders

Fidelity®

Series Commodity Strategy

Fund

Fidelity Series Commodity Strategy
Fund

Class F

Semiannual Report

January 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Consolidated Investments	(Click Here)	A complete list of the fund's consolidated investments with their market values.
Consolidated Financial Statements	(Click Here)	Consolidated statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes to Consolidated Financial Statements	(Click Here)	Notes to the consolidated financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity® Series Commodity Strategy Fund or 1-800-835-5092 for Class F to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 to January 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio B	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Series Commodity Strategy	.60%
Actual		$ 1,000.00	$ 784.00	$ 2.70
HypotheticalA		$ 1,000.00	$ 1,022.18	$ 3.06
Class F	.40%
Actual		$ 1,000.00	$ 784.40	$ 1.80
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04

A 5% return per year before expenses

B Annualized expense ratio reflects consolidated expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the Fund's commodity-linked investments and excludes short-term investment-grade debt securities, cash and cash equivalents.

Commodity Instruments as of January 31, 2015*
	% of fund's total commodity-linked investments	% of fund's total commodity-linked investments 6 months ago
Commodity Swaps	87.5	89.4
Commodity Futures	12.5	9.3
Commodity-Linked Notes	0.0	1.3

Commodity Sector Diversification as of January 31, 2015*
	% of fund's total commodity-linked investments	% of fund's total commodity-linked investments 6 months ago
Energy	32.0	30.9
Agriculture	29.2	29.0
Industrial Metals	16.4	17.9
Precious Metals	17.4	16.2
Livestock	5.0	6.0

* Investments in Commodity Swaps and Commodity-Linked Notes provide exposure to the commodities market via the Bloomberg Commodity Index Total Return, an unmanaged index composed of futures contracts on 22 physical commodities. The Fund does not invest directly in physical commodities.

Semiannual Report

Consolidated Investments January 31, 2015

Showing Percentage of Net Assets

U.S. Treasury Obligations - 20.8%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.07% 2/5/15 to 6/11/15 (b)(c) (Cost $359,967,217)	$ 360,000,000	$ 359,986,155
Money Market Funds - 88.2%
	Shares
Fidelity Cash Central Fund, 0.13% (a) (Cost $1,526,651,129)	1,526,651,129	1,526,651,129
TOTAL INVESTMENT PORTFOLIO - 109.0% (Cost $1,886,618,346)		1,886,637,284
NET OTHER ASSETS (LIABILITIES) - (9.0)%		(156,510,274)
NET ASSETS - 100%		$ 1,730,127,010
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Commodity Futures Contracts
809 CBOT Corn Contracts (United States)	March 2015	$ 14,966,500	$ (586,325)
83 CBOT KC HRW Wheat Contracts (United States)	March 2015	2,242,038	(149,418)
237 CBOT Soybean Contracts (United States)	March 2015	11,387,850	(867,223)
172 CBOT Soybean Meal Contracts (United States)	March 2015	5,674,280	(392,792)
310 CBOT Soybean Oil Contracts (United States)	March 2015	5,580,000	(359,390)
252 CBOT Wheat Contracts (United States)	March 2015	6,334,650	(363,113)
135 CME Lean Hogs Contracts (United States)	April 2015	3,901,500	(308,926)
110 CME Live Cattle Contracts (United States)	April 2015	6,700,100	(166,198)
113 CME Silver Contracts (United States)	March 2015	9,722,520	764,217
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased - continued
Commodity Futures Contracts - continued
241 COMEX Copper Contracts (United States)	March 2015	$ 15,029,363	$ (2,718,159)
216 COMEX Gold 100 oz. Contracts (United States)	April 2015	27,630,720	1,037,462
305 ICE Brent Crude Contracts (United Kingdom)	May 2015	16,775,000	718,505
74 ICE Coffee 'C' Contracts (United States)	March 2015	4,492,725	(590,635)
227 LME Aluminum Contracts (United Kingdom)	March 2015	10,542,731	(546,642)
50 LME Nickel Contracts (United Kingdom)	March 2015	4,541,400	(351,033)
100 LME Zinc Contracts (United Kingdom)	March 2015	5,305,625	(186,730)
111 NYBOT Cotton No. 2 Contracts (United States)	March 2015	3,294,480	(68,496)
536 NYBOT Sugar No. 11 Contracts (United States)	March 2015	8,878,733	(923,500)
143 NYMEX Gasoline Contracts (United States)	March 2015	8,881,673	(475,286)
119 NYMEX Heating Oil Contracts (United States)	March 2015	8,500,598	(864,663)
688 NYMEX Natural Gas Contracts (United States)	March 2015	18,514,080	(5,010,769)
353 NYMEX WTI Crude Oil Contracts (United States)	March 2015	17,028,720	(3,043,333)
TOTAL COMMODITY FUTURES CONTRACTS		$ 215,925,286	$ (15,452,447)

The face value of futures purchased as a percentage of net assets is 12.5%
For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $212,660,125.
Swaps
Total Return Swaps

Each open total return swap is an agreement to receive the total return of the Bloomberg Commodity Index Total Return and pay a floating rate based on the 3-month US auction rate T-Bill plus a specified spread. Additional information on open total return swaps is as follows:

Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Feb. 2015	$ 47,500,000	$ (6,627,423)
Barclays Bank PLC	Feb. 2015	31,000,000	(4,567,188)
Swaps - continued
Total Return Swaps - continued
Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Feb. 2015	$ 17,700,000	$ (2,489,736)
Barclays Bank PLC	Apr. 2015	42,700,000	(71,047)
Barclays Bank PLC	Apr. 2015	14,000,000	(243,105)
CIBC	Feb. 2015	26,900,000	(3,847,386)
CIBC	Feb. 2015	25,500,000	(3,722,339)
CIBC	Mar. 2015	55,000,000	(5,043,150)
CIBC	Mar. 2015	34,000,000	(2,855,163)
CIBC	Mar. 2015	31,000,000	(3,295,463)
CIBC	Apr. 2015	34,900,000	(1,032,584)
CIBC	Apr. 2015	23,000,000	(1,200,206)
Citibank, N.A.	Feb. 2015	45,000,000	(6,360,625)
Citibank, N.A.	Feb. 2015	41,500,000	(6,069,112)
Citibank, N.A.	Feb. 2015	38,000,000	(5,148,891)
Citibank, N.A.	Mar. 2015	53,000,000	(6,574,993)
Credit Suisse International	Feb. 2015	13,000,000	(1,900,100)
Credit Suisse International	Apr. 2015	65,000,000	(108,293)
Goldman Sachs Bank USA	Feb. 2015	13,700,000	(1,875,334)
Goldman Sachs Bank USA	Mar. 2015	35,200,000	(2,125,022)
Goldman Sachs Bank USA	Apr. 2015	33,000,000	0
JPMorgan Chase Bank, N.A.	Feb. 2015	62,600,000	(8,315,830)
JPMorgan Chase Bank, N.A.	Mar. 2015	61,000,000	(3,189,586)
JPMorgan Chase Bank, N.A.	Mar. 2015	52,000,000	(4,841,951)
JPMorgan Chase Bank, N.A.	Mar. 2015	40,000,000	(2,935,839)
Merrill Lynch International	Feb. 2015	23,800,000	(3,540,324)
Merrill Lynch International	Mar. 2015	55,900,000	(5,709,651)
Merrill Lynch International	Apr. 2015	52,000,000	(86,521)
Morgan Stanley Capital Group Inc.	Feb. 2015	38,000,000	(5,284,782)
Morgan Stanley Capital Group Inc.	Mar. 2015	72,000,000	(4,709,003)
Morgan Stanley Capital Group Inc.	Mar. 2015	42,000,000	(6,118,192)
Societe Generale	Mar. 2015	50,500,000	(5,227,353)
Societe Generale	Mar. 2015	42,300,000	(2,977,825)
Societe Generale	Mar. 2015	32,500,000	(4,623,499)
Societe Generale	Apr. 2015	38,500,000	(1,299,499)
Societe Generale	Apr. 2015	38,300,000	(736,412)
Societe Generale	Apr. 2015	11,500,000	(76,210)
UBS AG	Feb. 2015	47,400,000	(6,833,228)
UBS AG	Mar. 2015	51,500,000	(4,711,712)
UBS AG	Mar. 2015	47,500,000	(6,849,868)
Swaps - continued
Total Return Swaps - continued
Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
UBS AG	Apr. 2015	$ 40,000,000	$ (359,859)
UBS AG	Apr. 2015	37,000,000	680,246
TOTAL RETURN SWAPS			$ (142,904,058)

For the period, the average monthly notional amount for swaps in the aggregate was $1,826,200,000.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $16,813,166.
(c) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $276,182,983.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,068,665
Consolidated Subsidiary
	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Geode Series Commodity Return Cayman Ltd.	$ 252,890,269	$ 494,999,978	$ -	$ -	$ 280,367,422
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 359,986,155	$ -	$ 359,986,155	$ -
Money Market Funds	1,526,651,129	1,526,651,129	-	-
Total Investments in Securities:	$ 1,886,637,284	$ 1,526,651,129	$ 359,986,155	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 2,520,184	$ 2,520,184	$ -	$ -
Swaps	680,246	-	680,246	-
Total Assets	$ 3,200,430	$ 2,520,184	$ 680,246	$ -
Liabilities
Futures Contracts	$ (17,972,631)	$ (17,972,631)	$ -	$ -
Swaps	(143,584,304)	-	(143,584,304)	-
Total Liabilities	$ (161,556,935)	$ (17,972,631)	$ (143,584,304)	$ -
Total Derivative Instruments:	$ (158,356,505)	$ (15,452,447)	$ (142,904,058)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Commodity Risk
Futures Contracts (a)	$ 2,520,184	$ (17,972,631)
Swaps (b)	680,246	(143,584,304)
Total Value of Derivatives	$ 3,200,430	$ (161,556,935)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Consolidated Statement of Assets and Liabilities.

(b) For bi-lateral OTC swaps, reflects gross value which is presented in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.
Counterparty	Value of Derivative Assets	Value of Derivative Liabilities	Collateral Received (b)	Collateral Pledged (b)	Net (a)
UBS AG	$ 680,246	$ (18,754,667)	$ -	$ 18,074,421	$ -
Barclays Bank PLC	-	(13,998,499)	-	13,998,499	-
CIBC	-	(20,996,291)	-	20,996,291	-
Citibank, N.A.	-	(24,153,621)	-	24,153,621	-
Credit Suisse International	-	(2,008,393)	-	2,008,393	-
Goldman Sachs Bank USA	-	(4,000,356)	-	4,000,356	-
JPMorgan Chase Bank, N.A.	-	(19,283,206)	-	19,283,206	-
Merrill Lynch International	-	(9,336,496)	-	9,336,496	-
Morgan Stanley Capital Group Inc.	-	(16,111,977)	-	16,111,977	-
Societe Generale	-	(14,940,798)	-	14,940,798	-
Exchange Traded Futures	2,520,184	(17,972,631)	-	15,452,447	-
Total	$ 3,200,430	$ (161,556,935)

(a) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

(b) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

	January 31, 2015

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $359,967,217)	$ 359,986,155
Fidelity Central Funds (cost $1,526,651,129)	1,526,651,129
Total Investments (cost $1,886,618,346)		$ 1,886,637,284
Receivable for investments sold		5,319,459
Receivable for fund shares sold		4,179,234
Interest receivable		14
Distributions receivable from Fidelity Central Funds		183,837
Daily variation margin on futures contracts		2,153,330
Bi-lateral OTC swaps, at value		680,246
Prepaid expenses		6,250
Receivable from investment adviser for expense reductions		58,272
Total assets		1,899,217,926

Liabilities
Payable to custodian bank	$ 189,973
Payable for investments purchased	13,679,808
Payable for fund shares redeemed	10,842,151
Bi-lateral OTC swaps, at value	143,584,304
Accrued management fee	645,638
Other affiliated payables	147,483
Other payables and accrued expenses	1,559
Total liabilities		169,090,916

Net Assets		$ 1,730,127,010
Net Assets consist of:
Paid in capital		$ 2,402,628,113
Accumulated net investment loss		(9,340,308)
Accumulated undistributed net realized gain (loss) on investments		(504,823,228)
Net unrealized appreciation (depreciation) on investments		(158,337,567)
Net Assets		$ 1,730,127,010

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Statement of Assets and Liabilities - continued

January 31, 2015

Series Commodity Strategy: Net Asset Value, offering price and redemption price per share ($860,938,220 ÷ 137,011,785 shares)	$ 6.28

Class F: Net Asset Value, offering price and redemption price per share ($869,188,790 ÷ 137,251,988 shares)	$ 6.33

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Statements - continued

Consolidated Statement of Operations

	Six months ended January 31, 2015

Investment Income
Interest		$ 45,433
Income from Fidelity Central Funds		1,068,665
Total income		1,114,098

Expenses
Management fee	$ 4,345,795
Transfer agent fees	1,018,005
Subsidiary custodian fees and expenses	2,321
Independent trustees' compensation	5,058
Subsidiary directors' fees	7,750
Miscellaneous	1,251
Total expenses before reductions	5,380,180
Expense reductions	(358,189)	5,021,991
Net investment income (loss)		(3,907,893)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(6,926,638)
Futures contracts	(44,485,691)
Swaps	(357,150,712)
Total net realized gain (loss)		(408,563,041)
Change in net unrealized appreciation (depreciation) on: Investment securities	639,317
Futures contracts	(5,558,814)
Swaps	(60,028,543)
Total change in net unrealized appreciation (depreciation)		(64,948,040)
Net gain (loss)		(473,511,081)
Net increase (decrease) in net assets resulting from operations		$ (477,418,974)

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Statement of Changes in Net Assets

	Six months ended January 31, 2015	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (3,907,893)	$ (23,816,130)
Net realized gain (loss)	(408,563,041)	(324,812,920)
Change in net unrealized appreciation (depreciation)	(64,948,040)	280,584,135
Net increase (decrease) in net assets resulting from operations	(477,418,974)	(68,044,915)
Share transactions - net increase (decrease)	21,926,538	(10,013,358,431)
Total increase (decrease) in net assets	(455,492,436)	(10,081,403,346)

Net Assets
Beginning of period	2,185,619,446	12,267,022,792
End of period (including accumulated net investment loss of $9,340,308 and accumulated net investment loss of $5,432,415, respectively)	$ 1,730,127,010	$ 2,185,619,446

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Highlights - Series Commodity Strategy

	Six months ended January 31,	Years ended July 31,
	2015	2014	2013	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.01	$ 7.96	$ 9.15	$ 12.63	$ 10.63	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.02)	(.04)	(.04)	(.04)	(.05)	(.03)
Net realized and unrealized gain (loss)	(1.71)	.09	(1.15)	(1.24)	2.21	.66
Total from investment operations	(1.73)	.05	(1.19)	(1.28)	2.16	.63
Distributions from net realized gain	-	-	-	(2.20)	(.16)	-
Net asset value, end of period	$ 6.28	$ 8.01	$ 7.96	$ 9.15	$ 12.63	$ 10.63
Total ReturnB, C	(21.60)%	.63%	(13.01)%	(12.00)%	20.56%	6.30%
Ratios to Average Net Assets E, H
Expenses before reductions	.64%A	.64%	.64%	.64%	.65%	.63%A
Expenses net of fee waivers, if any	.60%A	.60%	.60%	.60%	.60%	.60%A
Expenses net of all reductions	.60%A	.60%	.60%	.60%	.60%	.60%A
Net investment income (loss)	(.49)% A	(.50)%	(.45)%	(.47)%	(.44)%	(.40)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 860,938	$ 1,136,843	$ 6,152,604	$ 5,936,841	$ 6,114,968	$ 4,778,322
Portfolio turnover rateF	255% A	23%	83%	148%	49%	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 1, 2009 (commencement of operations) to July 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Semiannual Report

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights - Class F

	Six months ended January 31,	Years ended July 31,
	2015	2014	2013	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.07	$ 8.00	$ 9.17	$ 12.67	$ 10.64	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	(.02)	(.02)	(.02)	(.03)	(.02)
Net realized and unrealized gain (loss)	(1.73)	.09	(1.15)	(1.25)	2.22	.66
Total from investment operations	(1.74)	.07	(1.17)	(1.27)	2.19	.64
Distributions from net realized gain	-	-	-	(2.23)	(.16)	-
Net asset value, end of period	$ 6.33	$ 8.07	$ 8.00	$ 9.17	$ 12.67	$ 10.64
Total ReturnB, C	(21.56)%	.88%	(12.76)%	(11.91)%	20.92%	6.40%
Ratios to Average Net Assets E, H
Expenses before reductions	.44%A	.44%	.44%	.44%	.45%	.43%A
Expenses net of fee waivers, if any	.40%A	.40%	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%A	.40%	.40%	.40%	.40%	.40%A
Net investment income (loss)	(.29)% A	(.30)%	(.25)%	(.27)%	(.24)%	(.20)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 869,189	$ 1,048,777	$ 6,114,419	$ 4,717,870	$ 2,392,693	$ 687,689
Portfolio turnover rateF	255% A	23%	83%	148%	49%	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 1, 2009 (commencement of operations) to July 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Semiannual Report

See accompanying notes which are an integral part of the consolidated financial statements.

Notes to Consolidated Financial Statements

For the period ended January 31, 2015

1. Organization.

Fidelity® Series Commodity Strategy Fund (the Fund) is a non-diversified fund of Fidelity Oxford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds and accounts for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Commodity Strategy and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Consolidated Subsidiary.

The Fund invests in certain commodity-related investments through Geode Series Commodity Return Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of January 31, 2015, the Fund held an investment of $280,367,422 in the Subsidiary, representing 16.2% of the Fund's net assets.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

3. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the consolidated financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

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4. Significant Accounting Policies.

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index, interest rate

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Notes to Consolidated Financial Statements - continued

4. Significant Accounting Policies - continued

Investment Valuation - continued

curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2015, is included at the end of the Fund's Consolidated Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate

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4. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to controlled foreign corporations, net operating losses, capital loss carryforwards and losses deferred due to excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end on an unconsolidated basis were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	(2,986,243,135)
Net unrealized appreciation (depreciation) on securities	$ (2,986,243,135)

Tax cost	$ 4,768,214,331

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Notes to Consolidated Financial Statements - continued

4. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (81,902,430)
Long-term	(25,344,799)
Total capital loss carryforward	$ (107,247,229)

The Fund intends to elect to defer to its next fiscal year $5,432,415 of ordinary losses recognized during the period January 1, 2014 to July 31, 2014.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's consolidated financial statements and related disclosures.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund primarily used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors,

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5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Commodity Risk	Commodity risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. Upon entering into a swap, the Fund is required to post an initial collateral amount (referred to as "Independent Amount"), as defined in the ISDA Master Agreement. The Fund is required to post additional collateral for the benefit of counterparties to meet the counterparty's unrealized appreciation on outstanding swap contracts and any such posted collateral is identified on the Consolidated Schedule of Investments. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related

Semiannual Report

Notes to Consolidated Financial Statements - continued

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

to exchange-traded futures contracts may be mitigated by the protection provided by the exchange's clearinghouse. A summary of the Fund's derivatives inclusive of potential netting arrangements is presented at the end of the Consolidated Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Consolidated Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Commodity Risk
Futures Contracts	$ (44,485,691)	$ (5,558,814)
Swaps	(357,150,712)	(60,028,543)
Totals	$ (401,636,403)	$ (65,587,357)

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the commodities market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation

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5. Derivative Instruments - continued

Futures Contracts - continued

(depreciation) on futures contracts during the period is included in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Consolidated Statement of Operations.

Any open swaps at period end are included in the Consolidated Schedule of Investments under the caption "Swaps."

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund entered into total return swaps to manage its commodities market exposure.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $9,000,000 and $12,073,369, respectively.

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Notes to Consolidated Financial Statements - continued

7. Fees and Other Transactions with Affiliates.

Management Fee and Administration Agreement. Geode Capital Management, LLC (the investment adviser) provides the Fund with investment management services for which the Fund pays a monthly management fee that is based on an annual rate of .40% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

FMR provides administrative services to the Fund and the investment adviser pays for these services.

The investment adviser also provides investment management services to the Subsidiary. The Subsidiary pays the investment adviser a monthly management fee at an annual rate of .30% of its net assets. The Subsidiary also pays certain other expenses including custody and directors' fees.

For the reporting period, the total consolidated annual management fee rate which includes the management fee of the Fund and the Subsidiary was .44% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives an asset-based fee of Series Commodity Strategy's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets*
Series Commodity Strategy	$ 1,018,005.20

* Annualized

8. Committed Line of Credit.

The Fund participates with other funds managed by the FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit,

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8. Committed Line of Credit - continued

which amounted to $1,251 and is reflected in Miscellaneous expenses on the Consolidated Statement of Operations. During the period, the Fund did not borrow on this line of credit.

9. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to the management fee paid by the Subsidiary. During the period, this waiver reduced the Fund's management fee by $358,067.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $122.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Series Commodity Strategy
Shares sold	9,925,390	52,980,657	$ 72,848,388	$ 430,991,019
Shares redeemed	(14,753,320)	(684,363,130)	(105,024,912)	(5,419,087,445)
Net increase (decrease)	(4,827,930)	(631,382,473)	$ (32,176,524)	$ (4,988,096,426)
Class F
Shares sold	18,113,135	64,383,276	$ 132,923,134	$ 527,299,800
Shares redeemed	(10,828,174)	(699,166,968)	(78,820,072)	(5,552,561,805)
Net increase (decrease)	7,284,961	(634,783,692)	$ 54,103,062	$ (5,025,262,005)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Oxford Street Trust and the Shareholders of Fidelity Series Commodity Strategy Fund:

In our opinion, the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, and the related consolidated statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Series Commodity Strategy Fund (a fund of Fidelity Oxford Street Trust) at January 31, 2015, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Series Commodity Strategy Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2015 by correspondence with the custodian, transfer agent, and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

March 31, 2015

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Commodity Strategy Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) with Geode Capital Management, LLC (Geode) and the administration agreement with Fidelity Management & Research Company for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contract throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contract, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contract. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contract. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contract was fair and reasonable. The Board's decision to renew the Advisory Contract was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with Geode's senior management. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Geode's investment staff, including its size, education, experience, and resources. The Board also noted that Geode's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Geode's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory services performed by Geode under the Advisory Contract and administrative and shareholder services performed by Fidelity under separate agreements covering administration, transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Semiannual Report

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with Geode about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and Geode's explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for commodity prices, interest rate levels, and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index for the most recent one- and three-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contract should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of assets. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by Geode for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted, however, that Geode does not pay transfer agent fees or other "class-level" expenses under the fund's Advisory Contract.

Semiannual Report

Fidelity Series Commodity Strategy Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Geode may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expense ratio of each class ranked below its competitive median for 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Geode in managing the fund and Fidelity in conducting the business of developing, marketing, distributing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Geode presents to the Board information about the profitability of its relationship with the fund. In addition, Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business. The Board noted that Geode does not believe that managing the fund has resulted in significant potential fall-out benefits to its business due to the relatively small amount of assets in the fund.

Semiannual Report

The Board considered the costs of the services provided by and the profits realized by Geode and Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management and/or servicing of this fund and other Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contract should be renewed.

Semiannual Report

Investment Adviser

Geode Capital Management, LLC

Boston, MA

Administrator

Fidelity Management & Research Company

Boston, MA

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SCR-S-SANN-0315
1.899302.105

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Oxford Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Oxford Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Oxford Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 2, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 2, 2015